UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [x]; Amendment Number: 1
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   August 13, 2010
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total: $74,861

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
6/30/2010

CPI CORP		  	  COM		   125902106  6,009    252,695   SHS  0SOLE  NONE   252,695
INCREDIMAIL LTD.                  COM              M5364E10F  1,774    375,000   SHS  0SOLE  NONE   375,000
DOVER MOTORSPORTS INC             COM		   260174107  1,031    534,250   SHS  0SOLE  NONE   534,250
PHILIP MORRIS INTL INC            COM              718172109  6,998    143,735   SHS  0SOLE  NONE   143,735
STAMPS COM INC                    COM              852857200  6,205    570,807   SHS  0SOLE  NONE   570,807
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,778    423,769   SHS  0SOLE  NONE   423,769
SUNCOR ENERGY INC                 COM              86722410J  5,984    191,000   SHS  0SOLE  NONE   191,000
ICONIX BRAND GROUP		  COM	   	   451055107  10,851   712,000	 SHS  0SOLE  NONE   712,000
VERIZON COMM			  COM		   92343V104  11,272   379,300   SHS  0SOLE  NONE   379,300
NBTY Inc.		  	  COM 		   62878210A  1,262     35,000   SHS  0SOLE  NONE    35,000
PRESTIGE BRANDS HOLDINGS	  COM	   	   74112D10A  3,905    520,000	 SHS  0SOLE  NONE   520,000
TIMBERLAND COMPANY		  CLASS A   	   88710010A  1,199     70,000	 SHS  0SOLE  NONE    70,000
SARA LEE CORP			  COM	   	   803111103  4,284    286,500	 SHS  0SOLE  NONE   286,500
AT&T INC			  COM		   00206R10A  3,592    140,000   SHS  0SOLE  NONE   140,000
VODAPHONE GROUP PLC		  SPONS ADR NEW	   92857W20A  3,727    170,000   SHS  0SOLE  NONE   170,000